Provisions, income tax liabilities and other liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		€ 8,096	€ 7,602
Of which:
Classified in current liabilities		670	653	€ 578
Provisions utilized		(1,232)	(446)	(408)
Transfers		(552)	(516)	(572)
Currency translation differences		(259)	116	(65)
Balance, end of period		6,703	8,096	7,602
Restructuring Provision
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		1,452	1,132	1,233
Of which:
Classified in non-current liabilities		654	799	554	€ 761
Classified in current liabilities		670	653	578	€ 472
Change in provisions recognized in profit or loss for the period		410	999	435
Provisions utilized	[1]	(533)	(582)	(561)
Transfers		5	(33)	3
Increase Decrease Through Reclassification of Business, Other Provisions	[2]	0	(84)	0
Unwinding of discount		5	19	31
Currency translation differences		(15)	1	(9)
Balance, end of period		€ 1,324	€ 1,452	€ 1,132

[1]	(a)Provisions utilized mainly correspond to payments related to employees affected by separation programs.
[2]	(b)This line comprises the restructuring provisions of Opella, reclassified to Liabilities related to assets held for sale as of December 31, 2024 (see Note D.1.).